CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Dec. 31, 2011
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

22. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Balance Sheets

		As of December 31,
	Notes	2010	2011	2011
		RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents		1,538,344	1,925,447	305,923
Short-term investments		—	1,400,858	222,574
Intangible assets, net		2,191	6,654	1,057
Due from subsidiaries		329,685	407,362	64,723
Prepayments and other assets		15,331	3,901	620

Total current assets		1,885,551	3,744,222	594,897
Non-current assets:
Property and equipment, net		158	44	7
Intangible assets, net		10,599	10,841	1,722
Amounts due from related party		1,707	32,675	5,191
Investment in subsidiaries and related party		66,852	438,493	69,670

Total non-current assets		79,316	482,053	76,590

TOTAL ASSETS		1,964,867	4,226,275	671,487

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accounts payable		1,616	3,102	493
Accrued expenses and other liabilities		11,128	1,419	224
Current portion of long-term debt	8	22,180	9,182	1,459

Total current liabilities		34,924	13,703	2,176
Non-current liabilities:
Long-term debt	8	18,455	7,382	1,173

Total non-current liabilities		18,455	7,382	1,173

Total liabilities		53,379	21,085	3,349

Shareholders’ equity:
Class A Ordinary Shares (US$0.00001 par value, 9,340,238,793 authorized, 1,235,761,996 and 1,395,435,339 issued and outstanding as of December 31, 2010 and 2011, respectively)	15	82	93	15
Class B Ordinary Shares (US$0.00001 par value, 659,761,207 authorized, 659,761,207 and 659,561,893 issued and outstanding as of December 31, 2010 and 2011, respectively)	15	49	49	8
Additional paid-in capital		2,625,250	5,185,257	823,854
Accumulated other comprehensive loss		(14,353)	(108,565)	(17,249)
Accumulated deficit		(699,540)	(871,644)	(138,490)

Total shareholders’ equity		1,911,488	4,205,190	668,138

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		1,964,867	4,226,275	671,487

Statements of Operations

		Years ended December 31
	Notes	2009	2010	2011	2011
		RMB	RMB	RMB	US$
Net revenues		9,578	—	—	—

Cost of revenues		—	(94)	(150)	(24)
Gross profit (loss)		9,578	(94)	(150)	(24)
Operating expenses:
Product development		(78)	(108)	(119)	(19)
Sales and marketing		—	(54)	(40)	(6)
General and administrative		(1,553)	(1,920)	(6,634)	(1,054)
Total operating expenses		(1,631)	(2,082)	(6,793)	(1,079)

Profit (loss) from operations		7,947	(2,176)	(6,943)	(1,103)
Interest income		2	8	19,970	3,173
Interest expenses	8	(6,835)	(7,440)	(6,825)	(1,084)
Equity in losses of subsidiaries		(181,087)	(150,808)	(181,749)	(28,877)
Others, net		—	—	3,443	546
Change in fair value of warrant liability	13	(2,313)	(44,268)	—	—
Loss before income taxes		(182,286)	(204,684)	(172,104)	(27,345)
Income taxes		—	—	—	—
Net loss		(182,286)	(204,684)	(172,104)	(27,345)

Statements of Cash Flows

	Years ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
Cash flows from operating activities:
Net loss	(182,286)	(204,684)	(172,104)	(27,345)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Equity in losses of subsidiaries	181,087	150,808	181,749	28,877
Amortization of long-term debt discounts	1,001	2,504	3,496	555
Other reconciling items	78	128	173	27
Change in fair value of warrant liability	2,313	44,268	—	—
Changes in operating assets and liabilities:
Prepayments and other assets	(66,629)	160	(7,258)	(1,151)
Accrued expenses and other liabilities	(60)	55	108	18
Net cash provided by (used in) operating activities:	(64,496)	(6,761)	6,164	981
Cash flows from investing activities:
Acquisition of property and equipment	(95)	(63)	—	—
Acquisition of intangible assets from related party	—	(8,704)	(32,675)	(5,192)
Acquisition of intangible assets	—	(3,262)	(12,909)	(2,051)
Equity investment	—	(138,031)	(494,281)	(78,533)
Deposit for acquisition of equity interests in related party	—	(1,707)	—	—
Proceeds from short-term investments	—	—	1,134,162	180,200
Purchase of short-term investments	—	—	(2,531,979)	(402,291)
Loan to subsidiary	—	(262,700)	(77,677)	(12,342)
Net cash (used in) investing activities	(95)	(414,467)	(2,015,359)	(320,209)

Cash flows from financing activities:
Proceeds from issuance of Series E Preferred Shares	273,413	—	—	—
Proceeds from issuance of Series F Preferred Shares	—	334,985	—	—
Exercise of employee stock options	139	165	4,647	738
Drawdown of long-term debt	8,589	33,875	—	—
Principal repayments on long-term debt	(21,548)	(26,620)	(27,107)	(4,307)
Payment of convertible redeemable preferred shares issuance costs	(428)	(13,259)	—	—
Proceeds from IPO and secondary offering, net of issuance costs	—	1,435,237	2,512,969	399,271
Debt commitment fee (paid) received	26	(136)	—	—
Net cash provided by financing activities	260,191	1,764,247	2,490,509	395,702
Effect of exchange rate changes on cash and cash equivalents	(47)	(11,094)	(94,211)	(14,969)
Net increase in cash and cash equivalents	195,553	1,331,925	387,103	61,505
Cash and cash equivalents at beginning of the year	10,866	206,419	1,538,344	244,418
Cash and cash equivalents at end of the year	206,419	1,538,344	1,925,447	305,923

(a) Basis of presentation

The condensed financial information of the Company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the Company used the equity method to account for investment in its subsidiaries.

The Company records its investment in its subsidiaries under the equity method of accounting. Such investment is presented on the balance sheets as “Investment in subsidiaries” and share of their loss as “Equity in losses of subsidiaries” on the statements of operations.

Each of the Company’s PRC subsidiaries has restrictions on its ability to pay dividends to the Company under PRC laws and regulations (Note 16). The subsidiaries did not pay any dividends to the Company for the years presented.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted by reference to the consolidated financial statements.

(b) Commitments

The Company does not have any significant commitments or long-term obligations as of any of the periods presented, except for those disclosed in the consolidated financial statements (Notes 8 and 12).